CONSOLIDATED STATEMENTS OF PROFIT (LOSS) AND COMPREHENSIVE PROFIT (LOSS) $ in Thousands	4 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares
REVENUE
Oil and gas revenue			$ 844,644		$ 439,843	$ 263,514
Royalties			(104,508)		(38,577)	(17,185)
Oil and natural gas revenue, net of royalties			740,136		401,266	246,329
RISK MANAGEMENT CONTRACTS
Realized (loss) gain on risk management contracts			(105,977)		(95,407)	66,121
Unrealized gain (loss) on risk management contracts			38,112		(16,649)	(18,353)
Total gain (loss) on risk management contracts			(67,865)		(112,056)	47,768
OTHER INCOME			2,939		1,202	5,050
Total Revenue			675,210		290,412	299,147
EXPENSES
Operating			106,592		82,721	77,477
Transportation			69,683		62,044	57,393
General and administrative			22,268		21,565	21,838
Optimization fees			0		19,708	670
Transaction costs			19,080		0	0
Share-based compensation			10,044		14,039	7,155
Depletion and depreciation			147,168		127,333	135,184
Finance			25,497		21,264	37,344
Loss (gain) on foreign exchange			7,229		(350)	817
Loss (gain) on warrant revaluation			10,611		96	(3,981)
Loss (gain) on debt			218		0	(88,160)
Loss on asset disposition			0		13,813	0
Total expenses			418,390		362,233	245,737
Profit (loss) before tax			256,820		(71,821)	53,410
Deferred income tax expense			31,720		0	0
Profit (loss)			$ 225,100		$ (71,821)	$ 53,410
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average common shares outstanding, basic | shares			391,803,000	391,803,000	391,106,000	391,052,000
Weighted average common shares outstanding, diluted | shares			961,751,000	961,751,000	391,106,000	728,575,000
Net profit (loss) per common share
Basic net profit (loss) per common share | $ / shares			$ 0.51		$ (0.24)	$ 0.09
Diluted net profit (loss) per common share | $ / shares			$ 0.21		$ (0.24)	$ 0.05
Hammerhead Energy Inc. [Member]
REVENUE
Oil and natural gas revenue, net of royalties	$ 0
EXPENSES
Total expenses	0
Profit (loss)	$ 0
Net profit (loss) per common share
Basic net profit (loss) per common share | $ / shares	$ 0
Diluted net profit (loss) per common share | $ / shares	$ 0
Decarbonization Plus Acquisition Corporation IV [Member]
EXPENSES
Formation and operating costs		$ 7,588,970		$ 15,313,828
Loss from operations		(7,588,970)		(15,313,828)
Change in fair value of derivative warrant liabilities		9,094,491		11,373,759
Interest income		8,510		4,681,802
Transaction costs allocated to derivative warrant liabilities		(1,382,307)		0
Profit (loss)		131,724		741,733
Decarbonization Plus Acquisition Corporation IV [Member] | Class A Ordinary Shares [Member]
EXPENSES
Profit (loss)		$ 84,906		$ 593,386
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average common shares outstanding, basic | shares		14,338,023	31,625,000	31,625,000
Weighted average common shares outstanding, diluted | shares		14,338,023	31,625,000	31,625,000
Net profit (loss) per common share
Basic net profit (loss) per common share | $ / shares		$ 0.01		$ 0.02
Diluted net profit (loss) per common share | $ / shares		$ 0.01		$ 0.02
Decarbonization Plus Acquisition Corporation IV [Member] | Class B Non Redeemable Ordinary Shares [Member]
EXPENSES
Profit (loss)		$ 46,818		$ 148,347
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average common shares outstanding, basic | shares		7,906,250	7,906,250	7,906,250
Weighted average common shares outstanding, diluted | shares		7,906,250	7,906,250	7,906,250
Net profit (loss) per common share
Basic net profit (loss) per common share | $ / shares		$ 0.01		$ 0.02
Diluted net profit (loss) per common share | $ / shares		$ 0.01		$ 0.02